Document and Entity Information	12 Months Ended
Aug. 01, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 31, 2012
Registrant Name	LEGG MASON PARTNERS INCOME TRUST
Central Index Key	0000764624
Amendment Flag	false
Document Creation Date	Jul 30, 2012
Document Effective Date	Aug 1, 2012
Prospectus Date	Aug 1, 2012

Western Asset Adjustable Rate Income Fund
Western Asset Adjustable Rate Income Fund
Investment objective
The fund seeks to provide high current income and to limit the degree of fluctuation of its net asset value resulting from movements in interest rates.
Fees and expenses of the fund
The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 27 under the heading “Sales charges” and in the fund’s statement of additional information (“SAI”) on page 71 under the heading “Sales Charge Waivers and Reductions.”
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Western Asset Adjustable Rate Income Fund (USD $)		Class A		Class B	Class C (Class R1 prior to August 1, 2012)	Class C1 (Class C prior to August 1, 2012)	Class FI	Class R	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)		2.25%		none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)		none	[1]	5.00%	1.00%	none	none	none	none	none
Small account fee ($)	[2]	15		15	15	15	none	none	none	none
[1]	Generally,
[2]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Annual Fund Operating Expenses Western Asset Adjustable Rate Income Fund		Class A		Class B		Class C (Class R1 prior to August 1, 2012)		Class C1 (Class C prior to August 1, 2012)		Class FI		Class R		Class I		Class IS
Management fees	[1]	0.45%		0.45%		0.45%		0.45%		0.45%		0.45%		0.45%		0.45%
Distribution and Service (12b-1) Fees		0.25%		0.75%		1.00%		0.75%		0.25%		0.50%		none		none
Other expenses		0.11%		0.50%		0.30%	[2]	0.20%		0.30%	[2]	0.30%	[2]	0.10%		0.10%	[2]
Total annual fund operating expenses	[1]	0.81%		1.70%		1.75%		1.40%		1.00%		1.25%		0.55%		0.55%
Fees waived and/or expenses reimbursed		none	[3]	none	[3]	(0.05%)	[4]	none	[3]	(0.10%)	[4]	(0.05%)	[4]		[4]		[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[1]	0.81%		1.70%		1.70%		1.40%		0.90%		1.20%		0.55%		0.55%
[1]	The management fees and total annual fund operating expenses have been restated to reflect current management fees.
[2]	"Other expenses" for Class C (formerly Class R1), Class FI, Class R and Class IS shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[3]	N/A
[4]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.70% for Class C (formerly Class R1) shares, 0.90% for Class FI shares, 1.20% for Class R shares, 0.65% for Class I shares and 0.55% for Class IS shares. These arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees' consent. The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Number of years you own your shares ($)
Expense Example Western Asset Adjustable Rate Income Fund (USD $)	1 year	3 years	5 years	10 years
Class A	306	478	664	1,203
Class B	673	836	1,023	1,772
Class C (Class R1 prior to August 1, 2012)	273	547	945	2,060
Class C1 (Class C prior to August 1, 2012)	143	444	766	1,680
Class FI	92	308	542	1,214
Class R	122	391	681	1,506
Class I	56	176	307	689
Class IS	56	176	307	689

Number of years you own your shares ($)
Expense Example, No Redemption Western Asset Adjustable Rate Income Fund (USD $)	1 year	3 years	5 years	10 years
Class A	306	478	664	1,203
Class B	173	536	923	1,772
Class C (Class R1 prior to August 1, 2012)	173	547	945	2,060
Class C1 (Class C prior to August 1, 2012)	143	444	766	1,680
Class FI	92	308	542	1,214
Class R	122	391	681	1,506
Class I	56	176	307	689
Class IS	56	176	307	689

Portfolio turnover.
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 30% of the average value of its portfolio.
Principal investment strategies
Under normal circumstances, the fund invests at least 80% of its assets in adjustable rate securities. Unlike fixed rate securities, the interest rates of the fund’s adjustable rate securities are periodically readjusted (typically between one and 36 months) to reflect current changes in interest rates.

Securities in which the fund may invest include mortgage-backed securities (including U.S. government and privately issued mortgage-backed securities), asset-backed securities, collateralized mortgage obligations, mortgage-related derivative securities (including government stripped mortgage-backed securities), U.S. government securities, corporate loans and corporate debt securities.

Although the fund may invest in securities of any maturity, the fund will normally maintain a dollar-weighted average effective duration, as estimated by the fund’s subadviser, of less than or equal to one year. Effective duration seeks to measure the expected sensitivity of market price to changes in interest rates, taking into account the anticipated effects of structural complexities (for example, some bonds can be prepaid by the issuer).

The fund focuses on investment grade bonds (that is, securities rated in the Baa/BBB categories or above or, if unrated, determined to be of comparable credit quality by the subadviser) but may invest up to 20% of its assets in below investment grade bonds (commonly known as “junk bonds”).

The fund may invest up to 10% of its assets in U.S. dollar denominated securities of foreign issuers, including mortgage-backed securities and asset backed securities issued by foreign entities.

Instead of investing directly in particular securities, the fund may use instruments such as derivatives, including credit default swaps and futures contracts, and synthetic instruments that are intended to provide economic exposure to the securities or the issuer. The fund may use one or more types of these instruments without limit. For additional information regarding derivatives, see “More on the fund’s investment strategies, investments and risks—Derivatives.” These instruments are taken into account when determining compliance with the fund’s 80% policy.

The fund may also engage in a variety of transactions using derivatives in order to change the investment characteristics of its portfolio (such as shortening or lengthening the duration) and for other purposes.

The fund may borrow money to buy additional securities or for other purposes.
Certain risks
Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Market and interest rate risk. The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment may also go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

The fund invests primarily in adjustable rate securities that pay interest at rates that reset at various times. These reset provisions tend to reduce the impact of changes in market interest rates on the value of the security. However, there can be no assurance that such reset provisions will have their intended effect. During a period of rapidly rising interest rates, the changes in the rates of the securities held by the fund may temporarily lag behind changes in market rates. In addition, due to the adjustable nature of the fund’s investments, it is difficult to “lock in” a favorable rate of return in a declining interest rate environment.

Credit risk. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Junk bonds have a higher risk of default and are considered speculative. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

Derivatives risk. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Credit default swap contracts involve special risks and may result in losses to the fund. Credit default swaps may be illiquid and difficult to value, and they increase credit risk since the fund has exposure to both the issuer whose credit is the subject of the swap and the counterparty to the swap. Swaps may be difficult to unwind or terminate. The swap market could be disrupted or limited as a result of recent legislation, and these changes could adversely affect the fund.

Leveraging risk. The value of your investment may be more volatile if the fund borrows or uses derivatives or other investments that have a leveraging effect on the fund’s portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have had. The fund may also have to sell assets at inopportune times to satisfy its obligations.

Liquidity risk. Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Foreign securities and emerging market risk. Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation may also affect the value of these securities.

Risks are greater for investments in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more advanced countries. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund also may lose any premium it paid on the security.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued the security or had used a different valuation methodology.

Cash management and defensive investing risk. Money market instruments or short-term debt securities held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. If the fund holds cash uninvested, the fund will not earn income on the cash and the fund’s yield will go down. If a significant amount of the fund’s assets are used for cash management or defensive investing purposes, it will be more difficult for the fund to achieve its investment objective.

Portfolio selection risk. The value of your investment may decrease if the portfolio managers’ judgment about the quality, relative yield, value or market trends affecting a particular security, industry or sector, or about interest rates, is incorrect.

Not a money market fund. The fund is not a money market fund and is not subject to the strict rules that govern the quality, maturity, liquidity and other features of securities that money market funds may purchase. Under normal conditions, the fund’s investment may be more susceptible than a money market fund to interest rate risk, valuation risk, credit risk and other risks relevant to the fund’s investments. The fund does not attempt to maintain a stable net asset value. Therefore, the fund’s net asset value per share will fluctuate.

These risks are discussed in more detail later in this Prospectus or in the SAI.
Performance
The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class A shares*. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
* Class C shares have been reclassified as Class C1 shares and are no longer available for purchase by new or existing investors (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012). As a result, the performance of Class A shares is shown.
Total returns (before taxes) (%)

[1]	Class C shares have been reclassified as Class C1 shares and are no longer available for purchase by new or existing investors (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012). As a result, the performance of Class A shares is shown.

Calendar Years ended December 31 Best quarter (09/30/2009): 5.75 Worst quarter (12/31/2008): (12.40) The year-to-date return as of the most recent calendar quarter, which ended 06/30/2012, was 2.46%.
Average annual total returns (for periods ended December 31, 2011) (%)
Average Annual Total Returns Western Asset Adjustable Rate Income Fund		1 year	5 years	10 years		Since inception	Inception date
Class A	[1]	(2.46%)	0.32%	1.43%
Class A Return after taxes on distributions	[1]	(2.82%)	(0.69%)	0.35%
Class A Return after taxes on distributions and sale of fund shares	[1]	(1.60%)	(0.32%)	0.58%
Class B		(5.90%)	0.05%	1.15%
Class C1 (Class C prior to August 1, 2012)		(0.81%)	0.22%	1.12%
Class I		0.02%	0.94%		[2]	1.69%	Oct 17, 2002
Citigroup 6-Month U.S. Treasury Bill Index	[3]	0.14%	1.62%	2.02%
[1]	Class C shares have been reclassified as Class C1 shares and are no longer available for purchase by new or existing investors (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012). As a result, the performance of Class A shares is shown.
[2]	N/A
[3]	For Class I shares, for the period from October 31, 2002 to December 31, 2011, the average annual total return of the Citigroup 6-Month U.S. Treasury Bill Index was 2.03%.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A shares will vary from returns shown for Class A shares.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS INCOME TRUST
Prospectus Date	rr_ProspectusDate	Aug 1, 2012
Western Asset Adjustable Rate Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Western Asset Adjustable Rate Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide high current income and to limit the degree of fluctuation of its net asset value resulting from movements in interest rates.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 27 under the heading “Sales charges” and in the fund’s statement of additional information (“SAI”) on page 71 under the heading “Sales Charge Waivers and Reductions.”
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 30% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" for Class C (formerly Class R1), Class FI, Class R and Class IS shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The management fees and total annual fund operating expenses have been restated to reflect current management fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
		Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the fund invests at least 80% of its assets in adjustable rate securities. Unlike fixed rate securities, the interest rates of the fund’s adjustable rate securities are periodically readjusted (typically between one and 36 months) to reflect current changes in interest rates.

Securities in which the fund may invest include mortgage-backed securities (including U.S. government and privately issued mortgage-backed securities), asset-backed securities, collateralized mortgage obligations, mortgage-related derivative securities (including government stripped mortgage-backed securities), U.S. government securities, corporate loans and corporate debt securities.

Although the fund may invest in securities of any maturity, the fund will normally maintain a dollar-weighted average effective duration, as estimated by the fund’s subadviser, of less than or equal to one year. Effective duration seeks to measure the expected sensitivity of market price to changes in interest rates, taking into account the anticipated effects of structural complexities (for example, some bonds can be prepaid by the issuer).

The fund focuses on investment grade bonds (that is, securities rated in the Baa/BBB categories or above or, if unrated, determined to be of comparable credit quality by the subadviser) but may invest up to 20% of its assets in below investment grade bonds (commonly known as “junk bonds”).

The fund may invest up to 10% of its assets in U.S. dollar denominated securities of foreign issuers, including mortgage-backed securities and asset backed securities issued by foreign entities.

Instead of investing directly in particular securities, the fund may use instruments such as derivatives, including credit default swaps and futures contracts, and synthetic instruments that are intended to provide economic exposure to the securities or the issuer. The fund may use one or more types of these instruments without limit. For additional information regarding derivatives, see “More on the fund’s investment strategies, investments and risks—Derivatives.” These instruments are taken into account when determining compliance with the fund’s 80% policy.

The fund may also engage in a variety of transactions using derivatives in order to change the investment characteristics of its portfolio (such as shortening or lengthening the duration) and for other purposes.

		The fund may borrow money to buy additional securities or for other purposes.
Risk [Heading]	rr_RiskHeading	Certain risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Market and interest rate risk. The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment may also go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

The fund invests primarily in adjustable rate securities that pay interest at rates that reset at various times. These reset provisions tend to reduce the impact of changes in market interest rates on the value of the security. However, there can be no assurance that such reset provisions will have their intended effect. During a period of rapidly rising interest rates, the changes in the rates of the securities held by the fund may temporarily lag behind changes in market rates. In addition, due to the adjustable nature of the fund’s investments, it is difficult to “lock in” a favorable rate of return in a declining interest rate environment.

Credit risk. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Junk bonds have a higher risk of default and are considered speculative. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

Derivatives risk. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Credit default swap contracts involve special risks and may result in losses to the fund. Credit default swaps may be illiquid and difficult to value, and they increase credit risk since the fund has exposure to both the issuer whose credit is the subject of the swap and the counterparty to the swap. Swaps may be difficult to unwind or terminate. The swap market could be disrupted or limited as a result of recent legislation, and these changes could adversely affect the fund.

Leveraging risk. The value of your investment may be more volatile if the fund borrows or uses derivatives or other investments that have a leveraging effect on the fund’s portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have had. The fund may also have to sell assets at inopportune times to satisfy its obligations.

Liquidity risk. Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Foreign securities and emerging market risk. Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation may also affect the value of these securities.

Risks are greater for investments in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more advanced countries. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund also may lose any premium it paid on the security.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued the security or had used a different valuation methodology.

Cash management and defensive investing risk. Money market instruments or short-term debt securities held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. If the fund holds cash uninvested, the fund will not earn income on the cash and the fund’s yield will go down. If a significant amount of the fund’s assets are used for cash management or defensive investing purposes, it will be more difficult for the fund to achieve its investment objective.

Portfolio selection risk. The value of your investment may decrease if the portfolio managers’ judgment about the quality, relative yield, value or market trends affecting a particular security, industry or sector, or about interest rates, is incorrect.

Not a money market fund. The fund is not a money market fund and is not subject to the strict rules that govern the quality, maturity, liquidity and other features of securities that money market funds may purchase. Under normal conditions, the fund’s investment may be more susceptible than a money market fund to interest rate risk, valuation risk, credit risk and other risks relevant to the fund’s investments. The fund does not attempt to maintain a stable net asset value. Therefore, the fund’s net asset value per share will fluctuate.

		These risks are discussed in more detail later in this Prospectus or in the SAI.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class A shares*. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
		* Class C shares have been reclassified as Class C1 shares and are no longer available for purchase by new or existing investors (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012). As a result, the performance of Class A shares is shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund’s performance from year to year for Class A shares*. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-721-1926
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total returns (before taxes) (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Years ended December 31 Best quarter (09/30/2009): 5.75 Worst quarter (12/31/2008): (12.40) The year-to-date return as of the most recent calendar quarter, which ended 06/30/2012, was 2.46%.
Bar Chart, Reason Selected Class Different from Immediately Preceding Period [Text]	rr_BarChartReasonSelectedClassDifferentFromImmediatelyPrecedingPeriod	Class C shares have been reclassified as Class C1 shares and are no longer available for purchase by new or existing investors (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012). As a result, the performance of Class A shares is shown.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for periods ended December 31, 2011) (%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for classes other than Class A shares will vary from returns shown for Class A shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A shares will vary from returns shown for Class A shares.
Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	rr_PerformanceTableFootnotesReasonPerformanceInformationForClassDifferentFromImmediatelyPrecedingPeriod	Class C shares have been reclassified as Class C1 shares and are no longer available for purchase by new or existing investors (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012). As a result, the performance of Class A shares is shown.
Western Asset Adjustable Rate Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Small account fee ($)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	0.45%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.81%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	none	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.81%	[3]
1 year	rr_ExpenseExampleYear01	306
3 years	rr_ExpenseExampleYear03	478
5 years	rr_ExpenseExampleYear05	664
10 years	rr_ExpenseExampleYear10	1,203
1 year	rr_ExpenseExampleNoRedemptionYear01	306
3 years	rr_ExpenseExampleNoRedemptionYear03	478
5 years	rr_ExpenseExampleNoRedemptionYear05	664
10 years	rr_ExpenseExampleNoRedemptionYear10	1,203
2002	rr_AnnualReturn2002	3.66%	[5]
2003	rr_AnnualReturn2003	1.06%	[5]
2004	rr_AnnualReturn2004	1.47%	[5]
2005	rr_AnnualReturn2005	2.31%	[5]
2006	rr_AnnualReturn2006	4.28%	[5]
2007	rr_AnnualReturn2007	1.91%	[5]
2008	rr_AnnualReturn2008	(17.31%)	[5]
2009	rr_AnnualReturn2009	15.29%	[5]
2010	rr_AnnualReturn2010	7.24%	[5]
2011	rr_AnnualReturn2011	(0.21%)	[5]
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.40%)
1 year	rr_AverageAnnualReturnYear01	(2.46%)	[5]
5 years	rr_AverageAnnualReturnYear05	0.32%	[5]
10 years	rr_AverageAnnualReturnYear10	1.43%	[5]
Western Asset Adjustable Rate Income Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Small account fee ($)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	0.45%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.50%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.70%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	none	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.70%	[3]
1 year	rr_ExpenseExampleYear01	673
3 years	rr_ExpenseExampleYear03	836
5 years	rr_ExpenseExampleYear05	1,023
10 years	rr_ExpenseExampleYear10	1,772
1 year	rr_ExpenseExampleNoRedemptionYear01	173
3 years	rr_ExpenseExampleNoRedemptionYear03	536
5 years	rr_ExpenseExampleNoRedemptionYear05	923
10 years	rr_ExpenseExampleNoRedemptionYear10	1,772
1 year	rr_AverageAnnualReturnYear01	(5.90%)
5 years	rr_AverageAnnualReturnYear05	0.05%
10 years	rr_AverageAnnualReturnYear10	1.15%
Western Asset Adjustable Rate Income Fund | Class C (Class R1 prior to August 1, 2012)
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee ($)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	0.45%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.30%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.75%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[7]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.70%	[3]
1 year	rr_ExpenseExampleYear01	273
3 years	rr_ExpenseExampleYear03	547
5 years	rr_ExpenseExampleYear05	945
10 years	rr_ExpenseExampleYear10	2,060
1 year	rr_ExpenseExampleNoRedemptionYear01	173
3 years	rr_ExpenseExampleNoRedemptionYear03	547
5 years	rr_ExpenseExampleNoRedemptionYear05	945
10 years	rr_ExpenseExampleNoRedemptionYear10	2,060
Western Asset Adjustable Rate Income Fund | Class C1 (Class C prior to August 1, 2012)
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	0.45%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.40%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	none	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.40%	[3]
1 year	rr_ExpenseExampleYear01	143
3 years	rr_ExpenseExampleYear03	444
5 years	rr_ExpenseExampleYear05	766
10 years	rr_ExpenseExampleYear10	1,680
1 year	rr_ExpenseExampleNoRedemptionYear01	143
3 years	rr_ExpenseExampleNoRedemptionYear03	444
5 years	rr_ExpenseExampleNoRedemptionYear05	766
10 years	rr_ExpenseExampleNoRedemptionYear10	1,680
1 year	rr_AverageAnnualReturnYear01	(0.81%)
5 years	rr_AverageAnnualReturnYear05	0.22%
10 years	rr_AverageAnnualReturnYear10	1.12%
Western Asset Adjustable Rate Income Fund | Class FI
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.45%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.30%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.00%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[7]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.90%	[3]
1 year	rr_ExpenseExampleYear01	92
3 years	rr_ExpenseExampleYear03	308
5 years	rr_ExpenseExampleYear05	542
10 years	rr_ExpenseExampleYear10	1,214
1 year	rr_ExpenseExampleNoRedemptionYear01	92
3 years	rr_ExpenseExampleNoRedemptionYear03	308
5 years	rr_ExpenseExampleNoRedemptionYear05	542
10 years	rr_ExpenseExampleNoRedemptionYear10	1,214
Western Asset Adjustable Rate Income Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.45%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.30%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.25%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[7]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.20%	[3]
1 year	rr_ExpenseExampleYear01	122
3 years	rr_ExpenseExampleYear03	391
5 years	rr_ExpenseExampleYear05	681
10 years	rr_ExpenseExampleYear10	1,506
1 year	rr_ExpenseExampleNoRedemptionYear01	122
3 years	rr_ExpenseExampleNoRedemptionYear03	391
5 years	rr_ExpenseExampleNoRedemptionYear05	681
10 years	rr_ExpenseExampleNoRedemptionYear10	1,506
Western Asset Adjustable Rate Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.45%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.10%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.55%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[7]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.55%	[3]
1 year	rr_ExpenseExampleYear01	56
3 years	rr_ExpenseExampleYear03	176
5 years	rr_ExpenseExampleYear05	307
10 years	rr_ExpenseExampleYear10	689
1 year	rr_ExpenseExampleNoRedemptionYear01	56
3 years	rr_ExpenseExampleNoRedemptionYear03	176
5 years	rr_ExpenseExampleNoRedemptionYear05	307
10 years	rr_ExpenseExampleNoRedemptionYear10	689
1 year	rr_AverageAnnualReturnYear01	0.02%
5 years	rr_AverageAnnualReturnYear05	0.94%
10 years	rr_AverageAnnualReturnYear10		[4]
Since inception	rr_AverageAnnualReturnSinceInception	1.69%
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 17, 2002
Western Asset Adjustable Rate Income Fund | Class IS
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.45%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.10%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.55%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[7]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.55%	[3]
1 year	rr_ExpenseExampleYear01	56
3 years	rr_ExpenseExampleYear03	176
5 years	rr_ExpenseExampleYear05	307
10 years	rr_ExpenseExampleYear10	689
1 year	rr_ExpenseExampleNoRedemptionYear01	56
3 years	rr_ExpenseExampleNoRedemptionYear03	176
5 years	rr_ExpenseExampleNoRedemptionYear05	307
10 years	rr_ExpenseExampleNoRedemptionYear10	689
Western Asset Adjustable Rate Income Fund | Return after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(2.82%)	[5]
5 years	rr_AverageAnnualReturnYear05	(0.69%)	[5]
10 years	rr_AverageAnnualReturnYear10	0.35%	[5]
Western Asset Adjustable Rate Income Fund | Return after taxes on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(1.60%)	[5]
5 years	rr_AverageAnnualReturnYear05	(0.32%)	[5]
10 years	rr_AverageAnnualReturnYear10	0.58%	[5]
Western Asset Adjustable Rate Income Fund | Citigroup 6-Month U.S. Treasury Bill Index
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	0.14%	[8]
5 years	rr_AverageAnnualReturnYear05	1.62%	[8]
10 years	rr_AverageAnnualReturnYear10	2.02%	[8]

[1]	Generally,
[2]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.
[3]	The management fees and total annual fund operating expenses have been restated to reflect current management fees.
[4]	N/A
[5]	Class C shares have been reclassified as Class C1 shares and are no longer available for purchase by new or existing investors (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012). As a result, the performance of Class A shares is shown.
[6]	"Other expenses" for Class C (formerly Class R1), Class FI, Class R and Class IS shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[7]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.70% for Class C (formerly Class R1) shares, 0.90% for Class FI shares, 1.20% for Class R shares, 0.65% for Class I shares and 0.55% for Class IS shares. These arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees' consent. The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.
[8]	For Class I shares, for the period from October 31, 2002 to December 31, 2011, the average annual total return of the Citigroup 6-Month U.S. Treasury Bill Index was 2.03%.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS INCOME TRUST
Prospectus Date	rr_ProspectusDate	Aug 1, 2012
Document Creation Date	dei_DocumentCreationDate	Jul 30, 2012